Income Tax Expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Multimedia super corridor status awarded period to subsidiary	2005
Extended and customized period for tax incentive scheme			5 years
Customized tax incentive scheme expiration date			Jan. 18, 2020
Income tax holiday expiration period for subsidiary			4 years
Income Tax Holiday Extended Period for Subsidiary			2 years
Description of income tax holiday expiration period for subsidiary	2015 to 2022	2015 to 2021